Asset Securitizations (Details Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securitized Trusts [Line Items]
Restricted cash	$ 486,000,000	$ 568,000,000
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	1,100,000,000
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	2,000,000	3,000,000
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 56,000,000	$ 73,000,000